JPMorgan Diversified Return Emerging Markets Equity ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
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shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is
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solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2026.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%
Australia — 0.9%
Anglogold Ashanti plc	40,364	3,638,718
Belgium — 0.1%
Cenergy Holdings SA	11,594	266,345
Brazil — 11.5%
Alupar Investimento SA	121,742	785,358
Ambev SA	594,514	1,676,422
Axia Energia	154,867	1,597,592
Axia Energia (Preference) *	40,704	410,153
Banco Bradesco SA (Preference)	582,603	2,352,442
Banco BTG Pactual SA	86,464	981,823
Banco do Brasil SA	133,420	637,090
BB Seguridade Participacoes SA	152,438	1,083,598
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	62,389	1,673,191
Cia Energetica de Minas Gerais (Preference)	469,608	1,023,496
Cia Paranaense de Energia - Copel	395,772	992,673
CPFL Energia SA	94,652	919,947
CSN Mineracao SA	769,201	863,803
Embraer SA	95,209	1,751,943
Gerdau SA (Preference)	196,250	832,694
GPS Participacoes e Empreendimentos SA (a)	20,558	73,204
Hypera SA *	69,575	332,886
Isa Energia Brasil sa (Preference)	27,196	143,970
Itau Unibanco Holding SA (Preference)	480,790	4,132,085
Itausa SA (Preference)	777,953	2,011,865
Klabin SA	162,231	592,789
Klabin SA (Preference)	3	2
Localiza Rent a Car SA	107,104	985,819
Localiza Rent a Car SA (Preference) *	4,118	36,628
Lojas Renner SA	354,150	1,008,733
M Dias Branco SA	82,026	385,757
MBRF Global Foods Co. SA	259,081	929,940
Metalurgica Gerdau SA (Preference)	325,424	607,841
Motiva Infraestrutura de Mobilidade SA	196,738	629,532
Neoenergia SA	136,401	839,750
Petroleo Brasileiro SA (Preference)	445,522	3,188,982
Porto Seguro SA	88,315	841,407
Rede D'Or Sao Luiz SA (b)	75,331	605,339
Sendas Distribuidora SA	211,450	345,536
SLC Agricola SA	66,623	203,056
Telefonica Brasil SA	171,059	1,213,039
TIM SA	229,157	1,064,631
TOTVS SA	123,421	1,046,185
Transmissora Alianca de Energia Eletrica S/A	111,353	886,338
Vale SA	307,146	4,909,434
Vibra Energia SA	195,696	1,065,726
		45,662,699

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — 2.8%
Banco de Chile	6,976,843	1,537,759
Banco de Credito e Inversiones SA	8,812	655,412
Banco Santander Chile	13,113,051	1,153,843
Cencosud SA	306,673	1,026,537
Cia Cervecerias Unidas SA	65,866	483,621
Cia Sud Americana de Vapores SA	11,820,615	649,990
Colbun SA	3,047,776	505,039
Embotelladora Andina SA (Preference), Class B	159,065	835,508
Empresas CMPC SA	120,131	179,957
Empresas Copec SA	57,738	492,256
Enel Americas SA	2,764,166	261,002
Enel Chile SA	8,005,500	679,317
Falabella SA	151,848	1,178,875
Latam Airlines Group SA	47,603,529	1,544,419
		11,183,535
China — 19.6%
Agricultural Bank of China Ltd., Class A	590,900	570,479
An Hui Wenergy Co. Ltd., Class A	346,700	404,080
Anhui Conch Cement Co. Ltd., Class H	500	1,586
Anhui Expressway Co. Ltd., Class A	305,500	633,147
BAIC Motor Corp. Ltd., Class H * (b)	757,500	179,280
Bank of China Ltd., Class H	6,056,000	3,616,542
Baoshan Iron & Steel Co. Ltd., Class A	476,200	497,518
Beijing Enterprises Holdings Ltd.	91,000	412,227
Beijing Shougang Co. Ltd., Class A	686,200	555,767
Bosideng International Holdings Ltd.	904,000	551,708
Brilliance China Automotive Holdings Ltd.	1,638,000	846,918
CGN Power Co. Ltd., Class H (b)	2,582,000	1,076,630
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	134,900	568,639
China CITIC Bank Corp. Ltd., Class H	1,406,000	1,309,537
China Coal Energy Co. Ltd., Class H	107,000	156,602
China Communications Services Corp. Ltd., Class H	914,000	555,086
China Construction Bank Corp., Class H	5,353,000	5,405,087
China Everbright Environment Group Ltd.	360,000	231,628
China Feihe Ltd. (b)	933,000	463,451
China Hongqiao Group Ltd.	346,000	1,582,491
China Medical System Holdings Ltd.	204,000	365,928
China Merchants Port Group Co. Ltd., Class A	124,900	352,923
China Merchants Port Holdings Co. Ltd.	312,000	627,931
China National Chemical Engineering Co. Ltd., Class A	155,900	199,283
China National Medicines Corp. Ltd., Class A	45,300	189,160
China Petroleum & Chemical Corp., Class H	2,296,000	1,580,119
China Resources Pharmaceutical Group Ltd. (b)	509,500	296,622
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	130,802	528,230
China Shenhua Energy Co. Ltd., Class H	379,500	2,088,051
China United Network Communications Ltd., Class A	835,800	613,550
China XD Electric Co. Ltd., Class A	390,600	811,841

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Yangtze Power Co. Ltd., Class A	213,900	810,051
Chongqing Rural Commercial Bank Co. Ltd., Class H	829,000	618,665
CITIC Ltd.	724,000	1,157,083
COFCO Sugar Holding Co. Ltd., Class A	304,200	775,299
COSCO SHIPPING Holdings Co. Ltd., Class H	547,850	962,552
COSCO SHIPPING Ports Ltd.	334,000	264,662
Datang International Power Generation Co. Ltd., Class H	464,000	139,441
Dong-E-E-Jiao Co. Ltd., Class A	50,400	366,575
ENN Energy Holdings Ltd.	101,800	876,370
ENN Natural Gas Co. Ltd., Class A	119,600	335,232
Foxconn Industrial Internet Co. Ltd., Class A	141,100	1,163,657
Fujian Funeng Co. Ltd., Class A	268,500	351,667
G-bits Network Technology Xiamen Co. Ltd., Class A	12,400	809,379
GD Power Development Co. Ltd., Class A	849,000	564,736
Geely Automobile Holdings Ltd.	262,000	539,325
Great Wall Motor Co. Ltd., Class H	460,500	781,048
Gree Electric Appliances, Inc. of Zhuhai, Class A	86,300	480,011
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	613,300	393,744
Guangdong Investment Ltd.	612,000	578,609
Guangdong South New Media Co. Ltd., Class A	57,400	377,800
Guangxi Guiguan Electric Power Co. Ltd., Class A	425,600	511,780
Guangxi Liugong Machinery Co. Ltd., Class A	211,800	345,953
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	38,836
Haitian International Holdings Ltd.	97,000	300,068
Heilongjiang Agriculture Co. Ltd., Class A	279,400	702,459
Henan Shuanghui Investment & Development Co. Ltd., Class A	18,300	67,507
HLA Group Corp. Ltd.	465,900	410,260
Huadian Power International Corp. Ltd., Class H	940,000	497,135
Huapont Life Sciences Co. Ltd., Class A	487,500	392,018
Huaxin Building Materials Group Co. Ltd., Class H	167,300	398,542
Huayu Automotive Systems Co. Ltd., Class A	95,100	262,742
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	136,700	511,883
Industrial & Commercial Bank of China Ltd., Class H	2,441,000	2,024,802
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	193,116	796,173
Inner Mongolia ERDOS Resources Co. Ltd., Class A	223,580	505,454
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	553,500	387,276
Inner Mongolia Yitai Coal Co. Ltd., Class B	369,300	738,482
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	215,200	311,845
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	93,186	534,233
Jiangsu Zhongtian Technology Co. Ltd., Class A	182,200	582,957
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	173,300	290,520
KingClean Electric Co. Ltd., Class A *	23,518	109,269
Kunlun Energy Co. Ltd.	600,000	614,750
Li Ning Co. Ltd.	18,000	47,070
Livzon Pharmaceutical Group, Inc., Class A	72,000	361,549
Meihua Holdings Group Co. Ltd., Class A	280,400	443,529
Midea Group Co. Ltd., Class H	64,900	711,333
Nanjing Iron & Steel Co. Ltd., Class A	720,000	601,872

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Newland Digital Technology Co. Ltd., Class A	61,000	238,913
Offshore Oil Engineering Co. Ltd., Class A	317,300	304,281
PetroChina Co. Ltd., Class A	488,600	774,596
Qingdao Port International Co. Ltd., Class A	441,800	604,888
Qinhuangdao Port Co. Ltd., Class A	822,900	427,961
SF Holding Co. Ltd., Class A	80,700	434,721
Shandong Nanshan Aluminum Co. Ltd., Class A	696,500	729,163
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	31,600	20,233
Shanghai Huayi Group Co. Ltd., Class A	374,800	541,467
Shanghai International Port Group Co. Ltd., Class A	453,600	325,119
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	175,600	683,438
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	32,500	49,528
Shanghai Tunnel Engineering Co. Ltd., Class A	460,300	448,691
Shanjin International Gold Co. Ltd., Class A	80,320	386,462
Shenergy Co. Ltd., Class A	364,700	436,415
Shenzhen Aisidi Co. Ltd., Class A	281,540	517,359
Shenzhen Expressway Corp. Ltd.	85,300	111,151
Shenzhen Transsion Holdings Co. Ltd., Class A	3,201	26,637
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	87,200	387,726
Sinopharm Group Co. Ltd., Class H	163,600	436,525
Sinotrans Ltd., Class A	60,800	52,235
Sinotruk Hong Kong Ltd.	213,000	978,134
TangShan Port Group Co. Ltd., Class A	1,031,900	634,581
Tasly Pharmaceutical Group Co. Ltd., Class A	183,400	397,839
Tian Di Science & Technology Co. Ltd., Class A	575,700	498,891
Tianhe Chemicals Group Ltd. ‡ *	20,000	—
Tianjin Port Co. Ltd., Class A	637,400	442,216
Tianshan Aluminum Group Co. Ltd., Class A	227,100	607,963
Triangle Tyre Co. Ltd., Class A	173,100	384,229
Uni-President China Holdings Ltd.	356,000	360,959
Wanxiang Qianchao Co. Ltd., Class A	436,700	1,078,144
Wuliangye Yibin Co. Ltd., Class A	43,500	655,540
Xiamen C & D, Inc., Class A	240,300	329,351
Xinhua Winshare Publishing and Media Co. Ltd., Class A	294,600	658,988
Yangzijiang Shipbuilding Holdings Ltd.	435,400	1,143,497
Yankuang Energy Group Co. Ltd., Class H	683,200	995,375
Youngor Fashion Co. Ltd., Class A	482,800	509,947
Yunnan Aluminium Co. Ltd., Class A	164,000	783,340
Yunnan Baiyao Group Co. Ltd., Class A	32,160	256,943
Yunnan Yuntianhua Co. Ltd., Class A	133,700	733,588
Yutong Bus Co. Ltd., Class A	168,900	749,798
ZCZL Industrial Technology Group Co. Ltd.	53,100	188,736
Zhejiang Expressway Co. Ltd., Class H	484,000	456,610
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	294,400	443,871
Zhejiang Longsheng Group Co. Ltd., Class A	480,200	1,050,123
Zhejiang NHU Co. Ltd., Class A	134,200	537,509
Zhejiang Semir Garment Co. Ltd., Class A	99,000	78,833
Zhejiang Zheneng Electric Power Co. Ltd., Class A	441,100	313,531

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Zhongjin Gold Corp. Ltd., Class A	192,900	973,746
Zhongshan Broad Ocean Motor Co. Ltd., Class A	410,800	625,143
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (c)	89,000	99,846
		78,023,024
Colombia — 0.3%
Ecopetrol SA	810,766	507,703
Grupo Cibest SA (Preference)	36,070	733,715
		1,241,418
Cyprus — 0.1%
Bank of Cyprus Holdings plc	24,765	273,243
Czech Republic — 0.5%
CEZ A/S	20,809	1,196,515
Komercni Banka A/S	6,260	379,338
Moneta Money Bank A/S (b)	64,320	645,538
		2,221,391
Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	355,775	1,014,148
Greece — 2.3%
Eurobank SA	201,383	984,154
Hellenic Telecommunications Organization SA	45,523	853,804
HELLENiQ ENERGY Holdings S.A.	31,485	338,499
JUMBO SA	30,715	911,657
Motor Oil Hellas Corinth Refineries SA	25,441	1,024,331
National Bank of Greece SA	73,810	1,303,075
OPAP SA	46,418	935,367
Piraeus Bank SA *	167,531	1,689,940
Public Power Corp. SA	48,641	1,149,685
		9,190,512
Hungary — 1.5%
Magyar Telekom Telecommunications plc	148,129	918,918
MOL Hungarian Oil & Gas plc	90,929	1,110,511
OTP Bank Nyrt.	21,518	2,707,654
Richter Gedeon Nyrt.	34,131	1,142,358
		5,879,441
India — 8.7%
Adani Power Ltd. *	744,042	1,095,245
Aurobindo Pharma Ltd.	22,371	294,200
Bajaj Auto Ltd.	10,999	1,148,695
Bajaj Holdings & Investment Ltd.	1,319	154,950
Bank of Baroda	40,387	131,614
Bharat Petroleum Corp. Ltd.	178,715	708,525
Canara Bank	194,726	312,535
Castrol India Ltd.	43,508	87,158
Cipla Ltd.	63,381	913,445
Coal India Ltd.	52,469	251,688

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Colgate-Palmolive India Ltd.	7,520	172,913
Dabur India Ltd.	67,209	370,333
Divi's Laboratories Ltd.	11,417	752,166
Dr Reddy's Laboratories Ltd.	56,205	743,686
GAIL India Ltd.	115,705	210,775
Glenmark Pharmaceuticals Ltd.	9,151	200,738
HCL Technologies Ltd.	75,361	1,390,608
Hindalco Industries Ltd.	27,521	286,475
Hindustan Petroleum Corp. Ltd.	85,522	396,958
Hindustan Unilever Ltd.	92,821	2,396,413
Hindustan Zinc Ltd.	33,588	227,834
ICICI Lombard General Insurance Co. Ltd. (b)	2,909	57,406
Indian Oil Corp. Ltd.	361,526	642,043
Indus Towers Ltd. *	118,066	572,720
Infosys Ltd.	228,977	4,095,548
ITC Ltd.	359,030	1,258,556
Jindal Steel Ltd.	25,475	312,156
JSW Steel Ltd.	36,255	476,559
Kwality Wall's India Ltd. ‡ *	89,142	37,196
Nestle India Ltd.	61,587	894,437
NHPC Ltd.	222,850	189,758
NMDC Ltd.	606,312	534,096
NTPC Ltd.	299,972	1,162,259
Oil & Natural Gas Corp. Ltd.	269,045	788,740
Oil India Ltd.	38,939	216,421
Petronet LNG Ltd.	98,270	309,930
Piramal Finance Ltd. *	3,649	69,162
Power Grid Corp. of India Ltd.	223,275	623,277
REC Ltd.	121,494	481,584
Reliance Industries Ltd.	141,050	2,143,246
State Bank of India	18,289	214,359
Steel Authority of India Ltd.	124,105	203,218
Sun Pharmaceutical Industries Ltd.	55,176	957,498
Tata Consultancy Services Ltd.	50,292	1,710,335
Tata Motors Ltd. *	61,069	304,391
Tata Motors Passenger Vehicles Ltd.	108,174	412,238
Tata Power Co. Ltd. (The)	153,805	612,731
Tata Steel Ltd.	495,804	1,034,920
Titan Co. Ltd.	8,232	356,201
Torrent Power Ltd.	16,300	246,087
Union Bank of India Ltd.	94,776	186,544
United Breweries Ltd.	2,957	47,256
UPL Ltd.	13,249	101,514
Vedanta Ltd.	125,807	930,443
Zydus Lifesciences Ltd.	20,113	193,759
		34,623,542

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — 1.8%
Alamtri Resources Indonesia Tbk. PT	1,698,200	223,179
Astra International Tbk. PT	3,235,200	1,226,695
Bukit Asam Tbk. PT	2,812,500	416,476
Elang Mahkota Teknologi Tbk. PT	5,545,600	323,931
Gudang Garam Tbk. PT	171,300	159,717
Indofood CBP Sukses Makmur Tbk. PT	909,400	431,537
Indofood Sukses Makmur Tbk. PT	1,487,100	603,898
Kalbe Farma Tbk. PT	463,000	31,580
Perusahaan Gas Negara Tbk. PT	5,472,700	692,816
Sarana Menara Nusantara Tbk. PT	1,492,000	46,667
Sumber Alfaria Trijaya Tbk. PT	104,200	10,842
Telkom Indonesia Persero Tbk. PT	6,339,900	1,355,220
Trimegah Bangun Persada Tbk. PT	3,482,300	283,677
Unilever Indonesia Tbk. PT	2,637,500	302,484
United Tractors Tbk. PT	368,500	574,071
XLSMART Telecom Sejahtera Tbk. PT	2,312,400	454,627
		7,137,417
Kuwait — 0.7%
Agility Global plc	645,697	237,356
Agility Public Warehousing Co. KSCC	849,156	372,279
Mobile Telecommunications Co. KSCP	577,803	959,556
National Bank of Kuwait SAKP	375,279	1,162,758
		2,731,949
Malaysia — 4.0%
99 Speed Mart Retail Holdings Bhd.	431,100	437,380
AMMB Holdings Bhd.	440,500	720,442
Axiata Group Bhd.	286,300	166,926
CELCOMDIGI Bhd.	199,500	164,998
CIMB Group Holdings Bhd.	645,100	1,405,488
Genting Bhd.	231,800	167,964
Genting Malaysia Bhd.	793,400	398,554
Hong Leong Bank Bhd.	45,100	295,145
Hong Leong Financial Group Bhd.	11,000	62,390
IHH Healthcare Bhd.	217,700	494,281
Kuala Lumpur Kepong Bhd.	64,400	318,569
Malayan Banking Bhd.	549,308	1,644,013
Maxis Bhd.	741,700	719,794
Petronas Chemicals Group Bhd.	217,300	178,392
Petronas Gas Bhd.	224,400	1,046,289
PPB Group Bhd.	208,560	596,819
Press Metal Aluminium Holdings Bhd.	687,800	1,318,466
RHB Bank Bhd.	551,600	1,182,119
SD Guthrie Bhd.	723,900	1,072,445
Sime Darby Bhd.	1,094,900	599,661
Telekom Malaysia Bhd.	451,900	906,448
Tenaga Nasional Bhd.	485,200	1,716,694

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — continued
YTL Corp. Bhd.	255,500	134,720
YTL Power International Bhd.	146,800	120,165
		15,868,162
Mexico — 6.7%
Alsea SAB de CV	27,241	83,098
America Movil SAB de CV	1,611,069	1,665,828
Arca Continental SAB de CV	109,116	1,229,085
Banco del Bajio SA (b)	131,465	384,631
Cemex SAB de CV	1,748,822	2,173,519
Coca-Cola Femsa SAB de CV	90,478	948,890
El Puerto de Liverpool SAB de CV, Class C1	63,054	380,287
Fibra Uno Administracion SA de CV, REIT	455,696	708,733
Fomento Economico Mexicano SAB de CV	68,991	719,953
Gentera SAB de CV	83,842	233,017
Gruma SAB de CV, Class B	52,155	939,930
Grupo Aeroportuario del Centro Norte SAB de CV	76,920	1,123,166
Grupo Aeroportuario del Pacifico SAB de CV, Class B	19,247	529,105
Grupo Aeroportuario del Sureste SAB de CV, Class B	35,383	1,223,767
Grupo Carso SAB de CV	37,404	254,461
Grupo Financiero Banorte SAB de CV, Class O	278,776	3,142,850
Grupo Mexico SAB de CV	266,910	2,945,082
Industrias Penoles SAB de CV *	28,694	1,663,254
Kimberly-Clark de Mexico SAB de CV, Class A	462,764	1,025,040
Megacable Holdings SAB de CV	172,845	606,777
Orbia Advance Corp. SAB de CV *	191,372	203,023
Prologis Property Mexico SA de CV, REIT	148,848	682,234
Promotora y Operadora de Infraestructura SAB de CV	64,815	1,014,357
Sigma Foods SAB de CV, Class A	1,006,354	995,067
Wal-Mart de Mexico SAB de CV	584,195	1,853,940
		26,729,094
Philippines — 0.3%
Globe Telecom, Inc.	4,103	109,960
Manila Electric Co.	79,320	794,810
PLDT, Inc.	13,270	302,864
Puregold Price Club, Inc.	278,800	168,995
		1,376,629
Qatar — 1.1%
Industries Qatar QSC	285,254	995,672
Mesaieed Petrochemical Holding Co.	231,262	69,513
Nebras Energy	138,685	582,774
Ooredoo QPSC	272,928	1,064,427
Qatar Fuel QSC	87,135	370,940
Qatar Gas Transport Co. Ltd.	714,949	942,531
Qatar International Islamic Bank QSC	9,884	31,016
Qatar Navigation QSC	170,936	531,050
		4,587,923

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Romania — 0.3%
NEPI Rockcastle NV	129,439	1,182,870
Russia — 0.0%
Alrosa PJSC ‡ *	200,448	—
Federal Grid Co. - Rosseti PJSC ‡ *	170,798,392	—
GMK Norilskiy Nickel PAO ‡ *	308,700	—
Inter RAO UES PJSC ‡ *	6,142,220	—
LUKOIL PJSC ‡ *	17,853	—
M.Video PJSC ‡ *	8,526	—
Magnit PJSC ‡ *	7,858	—
Magnitogorsk Iron & Steel Works PJSC ‡ *	334,440	—
Mobile TeleSystems PJSC ‡ *	120,496	—
Novolipetsk Steel PJSC ‡ *	155,019	—
PhosAgro PJSC ‡ *	1,940	—
Rostelecom PJSC ‡ *	157,186	—
RusHydro PJSC ‡ *	35,715,691	—
Sberbank of Russia PJSC ‡ *	537,391	—
Severstal PAO ‡ *	20,498	—
Sistema AFK PAO ‡ *	308,352	—
Surgutneftegas PAO (Preference) ‡ *	655,737	—
Tatneft PJSC ‡ *	17,275	—
Unipro PAO ‡ *	4,941,067	—
		—
Saudi Arabia — 3.5%
Abdullah Al Othaim Markets Co.	114,669	203,609
Almarai Co. JSC	43,973	518,724
Arab National Bank	46,706	283,470
Arabian Centres Co. (b)	31,544	164,394
Catrion Catering Holding Co.	16,172	349,282
Etihad Etisalat Co.	66,437	1,250,219
flynas Co. SJSC *	12,729	206,837
Jamjoom Pharmaceuticals Factory Co.	13,607	507,592
Jarir Marketing Co.	195,791	744,853
Leejam Sports Co. JSC	3,974	107,316
Mobile Telecommunications Co. Saudi Arabia	156,745	462,465
Mouwasat Medical Services Co.	16,639	308,847
Nahdi Medical Co.	11,779	309,282
Riyadh Cables Group Co.	24,085	838,274
SABIC Agri-Nutrients Co.	30,846	1,027,698
SAL Saudi Logistics Services	10,400	499,903
Saudi Arabian Oil Co. (b)	272,825	1,875,461
Saudi Aramco Base Oil Co.	10,561	294,397
Saudi Cement Co.	38,356	368,433
Saudi Investment Bank (The)	36,883	137,655
Saudi Telecom Co.	198,078	2,351,342
Savola Group (The) *	9,391	59,827
Seera Group Holding *	59,920	427,907

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
United Electronics Co.	18,310	429,058
Yanbu National Petrochemical Co.	8,716	62,779
		13,789,624
South Africa — 6.7%
African Rainbow Minerals Ltd.	59,079	864,554
Aspen Pharmacare Holdings Ltd.	31,729	211,189
Bid Corp. Ltd.	44,739	1,119,739
Bidvest Group Ltd.	77,163	1,116,524
Clicks Group Ltd.	35,780	712,830
Exxaro Resources Ltd.	84,388	963,263
Foschini Group Ltd.	96,038	501,957
Gold Fields Ltd.	18,979	938,600
Growthpoint Properties Ltd., REIT	304,490	333,636
Harmony Gold Mining Co. Ltd.	75,139	1,596,596
Impala Platinum Holdings Ltd.	74,161	1,382,305
Investec Ltd.	98,038	797,777
Kumba Iron Ore Ltd.	24,286	541,234
Mr Price Group Ltd.	75,150	825,234
MTN Group Ltd.	195,472	2,170,634
Naspers Ltd., Class N	65,037	3,981,907
Nedbank Group Ltd.	75,692	1,243,310
Pepkor Holdings Ltd. (b)	522,614	853,939
Shoprite Holdings Ltd.	52,503	866,247
Sibanye Stillwater Ltd. *	225,112	979,780
Tiger Brands Ltd.	46,851	974,045
Valterra Platinum Ltd.	18,675	1,677,914
Vodacom Group Ltd.	125,997	1,174,347
Woolworths Holdings Ltd.	248,510	833,200
		26,660,761
Taiwan — 10.5%
Accton Technology Corp.	36,000	1,258,677
Asustek Computer, Inc.	60,000	942,586
Capital Securities Corp.	894,000	839,276
Catcher Technology Co. Ltd.	16,000	102,186
Cathay Financial Holding Co. Ltd.	456,000	1,086,412
Chang Hwa Commercial Bank Ltd.	1,032,000	668,018
Cheng Shin Rubber Industry Co. Ltd.	571,000	553,632
China Airlines Ltd.	1,196,000	841,374
China Motor Corp.	156,000	274,408
Chunghwa Telecom Co. Ltd.	436,000	1,848,834
CTBC Financial Holding Co. Ltd.	1,631,395	2,628,415
E.Sun Financial Holding Co. Ltd.	863,831	914,740
Eclat Textile Co. Ltd.	52,000	650,522
Eternal Materials Co. Ltd.	602,000	1,169,512
Eva Airways Corp.	740,000	875,892
Evergreen Marine Corp. Taiwan Ltd.	159,800	943,811
Far EasTone Telecommunications Co. Ltd.	324,000	911,451

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Feng TAY Enterprise Co. Ltd.	127,960	390,060
First Financial Holding Co. Ltd.	774,799	707,328
Formosa Petrochemical Corp.	242,000	411,175
Fubon Financial Holding Co. Ltd.	294,526	845,755
Giant Manufacturing Co. Ltd.	134,000	379,507
Hua Nan Financial Holdings Co. Ltd.	349,000	367,077
International Games System Co. Ltd.	30,000	681,285
King Slide Works Co. Ltd.	11,000	1,082,896
MediaTek, Inc.	55,000	3,050,879
Mega Financial Holding Co. Ltd.	1,343,694	1,652,274
Nien Made Enterprise Co. Ltd.	55,000	742,076
Pou Chen Corp.	749,000	723,971
President Chain Store Corp.	123,000	835,192
SinoPac Financial Holdings Co. Ltd.	1,653,349	1,497,577
Taiwan Cooperative Financial Holding Co. Ltd.	518,834	387,749
Taiwan Fertilizer Co. Ltd.	432,000	634,714
Taiwan Mobile Co. Ltd.	298,000	999,205
Taiwan Semiconductor Manufacturing Co. Ltd.	107,000	5,916,665
Uni-President Enterprises Corp.	623,000	1,417,340
Yang Ming Marine Transport Corp.	301,000	510,710
Yuanta Financial Holding Co. Ltd.	1,344,104	1,830,980
Yulon Motor Co. Ltd.	194,000	190,770
		41,764,931
Thailand — 4.2%
Advanced Info Service PCL	151,300	1,677,978
Bangkok Bank PCL	115,300	578,403
Banpu PCL, NVDR	2,792,900	474,952
Carabao Group PCL, NVDR	288,400	395,566
Central Retail Corp. PCL, NVDR	418,900	261,395
Charoen Pokphand Foods PCL, NVDR	1,230,500	806,038
CP ALL PCL, NVDR	617,900	851,869
Digital Telecommunications Infrastructure Fund, Class F	1,209,800	363,344
Electricity Generating PCL	75,200	279,859
Global Power Synergy PCL, Class F	318,200	357,579
Home Product Center PCL, NVDR	1,266,000	284,792
Kasikornbank PCL, NVDR	245,700	1,467,446
Krung Thai Bank PCL	1,232,700	1,116,541
Minor International PCL, NVDR	761,600	552,146
Osotspa PCL, NVDR	832,300	465,204
PTT Exploration & Production PCL	288,200	1,125,662
PTT Oil & Retail Business PCL	1,005,300	432,961
PTT PCL, NVDR	1,542,100	1,664,677
Ratch Group PCL	98,200	96,724
SCB X PCL, NVDR	293,200	1,262,167
Thai Oil PCL	525,200	714,307
Thai Union Group PCL, Class F	1,085,400	406,714

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
TMBThanachart Bank PCL, NVDR	9,321,000	597,536
True Corp. PCL, NVDR	1,783,700	656,930
		16,890,790
Turkey — 6.8%
AG Anadolu Grubu Holding A/S	637,801	513,327
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S *	718,303	438,048
Akbank TAS	119,758	256,170
Akcansa Cimento A/S	115,317	516,412
Aselsan Elektronik Sanayi ve Ticaret A/S	248,138	1,736,321
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	181,509	666,461
Aygaz A/S	127,641	703,850
BIM Birlesik Magazalar A/S	68,574	1,046,488
Celebi Hava Servisi A/S	10,173	425,522
Cimsa Cimento Sanayi ve Ticaret A/S	129,842	153,891
Coca-Cola Icecek A/S	359,822	596,459
Dogan Sirketler Grubu Holding A/S	1,818,421	908,176
Dogus Otomotiv Servis ve Ticaret A/S	89,035	469,467
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	363,047	995,127
Enerjisa Enerji A/S (b)	136,559	328,782
Enerya Enerji A/S	3,159,017	720,617
Enka Insaat ve Sanayi A/S	454,547	1,021,328
Ford Otomotiv Sanayi A/S	374,337	978,452
Gulermak Agir Sanayi Insaat ve Taahhut A/S *	51,686	231,527
GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	46,939	410,434
Is Yatirim Menkul Degerler A/S	344,901	381,246
Margun Enerji Uretim Sanayi ve Ticaret A/S *	277,028	263,096
Mavi Giyim Sanayi ve Ticaret A/S, Class B (b)	517,509	576,127
Migros Ticaret A/S	53,628	785,492
MLP Saglik Hizmetleri A/S * (b)	33,365	361,571
Nuh Cimento Sanayi A/S	49,886	275,660
Oyak Cimento Fabrikalari A/S	1,329,992	845,738
Pasifik Eurasia Lojistik Dis Ticaret A/S *	123,714	422,460
Pegasus Hava Tasimaciligi A/S *	112,737	529,355
Sok Marketler Ticaret A/S *	669,537	1,000,340
TAV Havalimanlari Holding A/S *	116,568	933,440
Tekfen Holding A/S	159,689	281,834
Tofas Turk Otomobil Fabrikasi A/S	75,122	564,892
Torunlar Gayrimenkul Yatirim Ortakligi A/S, REIT	389,716	747,889
Turk Hava Yollari AO	154,087	1,077,780
Turk Telekomunikasyon A/S *	594,885	906,220
Turkcell Iletisim Hizmetleri A/S	402,075	1,083,633
Turkiye Garanti Bankasi A/S	60,853	225,867
Turkiye Is Bankasi A/S, Class C	1,952,769	750,681
Turkiye Petrol Rafinerileri A/S	195,455	1,101,404
Turkiye Sise ve Cam Fabrikalari A/S	251,606	264,277
Ulker Biskuvi Sanayi A/S	152,051	474,415
		26,970,276

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — 4.5%
Abu Dhabi Commercial Bank PJSC	373,960	1,551,148
Abu Dhabi Islamic Bank PJSC	214,726	1,424,095
Abu Dhabi National Oil Co. for Distribution PJSC	543,341	606,589
ADNOC Drilling Co. PJSC	433,758	629,525
ADNOC Logistics & Services	570,502	871,830
Air Arabia PJSC	760,406	1,031,995
Aldar Properties PJSC	32,996	86,258
Borouge plc	670,957	476,878
Dubai Electricity & Water Authority PJSC	1,308,114	1,076,135
Dubai Islamic Bank PJSC	489,822	1,288,613
Emaar Development PJSC	228,009	1,067,871
Emaar Properties PJSC	629,000	2,573,047
Emirates NBD Bank PJSC	98,914	837,638
Emirates Telecommunications Group Co. PJSC	315,145	1,690,499
NMDC Group PJSC	121,910	682,497
Presight AI Holding plc *	303,584	279,072
Salik Co. PJSC	581,663	1,010,486
Space42 plc *	373,107	152,522
Talabat Holding plc	1,791,022	453,916
		17,790,614
United States — 0.3%
GCC SAB de CV	43,228	465,327
Titan SA	14,364	963,845
		1,429,172
Total Common Stocks (Cost $304,966,992)		398,128,228
	NO. OF WARRANTS
Warrants — 0.0% ^
Malaysia — 0.0% ^
YTL Corp. Bhd. expiring 6/2/2028, price 1.50 MYR *	212,660	31,211
YTL Power International Bhd. expiring 6/2/2028, price 2.45 MYR *	68,800	13,557
Total Warrants (Cost $—)		44,768
	SHARES
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (d) (e) (Cost $455,484)	455,484	455,484
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (d) (e)(Cost $52,510)	52,510	52,510
Total Short-Term Investments (Cost $507,994)		507,994

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 100.0% (Cost $305,474,986)		398,680,990
Liabilities in Excess of Other Assets — (0.0)% ^		(193,654)
NET ASSETS — 100.0%		398,487,336

Percentages indicated are based on net assets.

Abbreviations
JSC	Joint Stock Company
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $49,923.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2026.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.2%
Metals & Mining	9.1
Oil, Gas & Consumable Fuels	7.6
Wireless Telecommunication Services	4.0
Electric Utilities	3.8
Diversified Telecommunication Services	3.6
Food Products	3.6
Transportation Infrastructure	3.0
Consumer Staples Distribution & Retail	2.9
Pharmaceuticals	2.6
Specialty Retail	2.5
Independent Power and Renewable Electricity Producers	2.5
Semiconductors & Semiconductor Equipment	2.3
Beverages	2.0
Chemicals	2.0
IT Services	1.9
Broadline Retail	1.7
Construction Materials	1.5
Industrial Conglomerates	1.5
Passenger Airlines	1.5
Gas Utilities	1.5
Automobiles	1.5
Real Estate Management & Development	1.4
Machinery	1.3
Personal Care Products	1.0
Insurance	1.0
Electrical Equipment	1.0
Others (each less than 1.0%)	14.4
Short-Term Investments	0.1
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	5	03/20/2026	USD	380,275	28,025

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$3,638,718	$—	$3,638,718
Belgium	—	266,345	—	266,345
Brazil	45,662,699	—	—	45,662,699
Chile	11,183,535	—	—	11,183,535
China	9,474,841	68,548,183	—	78,023,024
Colombia	1,241,418	—	—	1,241,418
Cyprus	—	273,243	—	273,243
Czech Republic	—	2,221,391	—	2,221,391
Egypt	—	1,014,148	—	1,014,148
Greece	3,875,463	5,315,049	—	9,190,512
Hungary	1,142,358	4,737,083	—	5,879,441
India	373,553	34,212,793	37,196	34,623,542
Indonesia	963,495	6,173,922	—	7,137,417
Kuwait	1,196,912	1,535,037	—	2,731,949
Malaysia	2,437,303	13,430,859	—	15,868,162
Mexico	26,729,094	—	—	26,729,094
Philippines	794,810	581,819	—	1,376,629
Qatar	2,960,672	1,627,251	—	4,587,923
Romania	1,182,870	—	—	1,182,870
Russia	—	—	—(a )	—(a )
Saudi Arabia	—	13,789,624	—	13,789,624
South Africa	7,719,652	18,941,109	—	26,660,761
Taiwan	367,077	41,397,854	—	41,764,931
Thailand	4,730,432	12,160,358	—	16,890,790
Turkey	5,484,624	21,485,652	—	26,970,276
United Arab Emirates	6,525,105	11,265,509	—	17,790,614
United States	465,327	963,845	—	1,429,172
Total Common Stocks	134,511,240	263,579,792	37,196	398,128,228
Warrants	—	44,768	—	44,768
Short-Term Investments
Investment Companies	455,484	—	—	455,484
Investment of Cash Collateral from Securities Loaned	52,510	—	—	52,510
Total Short-Term Investments	507,994	—	—	507,994
Total Investments in Securities	$135,019,234	$263,624,560	$37,196	$398,680,990
Appreciation in Other Financial Instruments
Futures Contracts	$28,025	$—	$—	$28,025

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended January 31, 2026.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$—	$105,550	$53,040	$—	$—	$52,510	52,510	$164	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	810,808	7,606,834	7,962,158	—	—	455,484	455,484	5,434	—
Total	$810,808	$7,712,384	$8,015,198	$—	$—	$507,994		$5,598	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.